File No. 33-_______

                      As filed with the SEC on December 21, 2001
                        U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549
                                       FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                           (Check appropriate box or boxes)

                                FEDERATED EQUITY FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                                    (412) 288-1900
                           (Area Code and Telephone Number)
                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                        (Name and Address of Agent for Service)

                                      Copies to:

                              Matthew G. Maloney, Esquire
                        Dickstein Shapiro Morin & Oshinsky, LLP
                                   2101 L Street, NW
                               Washington, DC 20037-1526
                                    (202) 828-2218

               Approximate Date of Proposed Public Offering: As soon as
            practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
           The public offering of shares of Registrant's series is on-going.
      The title of securities being registered is shares of beneficial interest.



                 It is proposed that this filing will become effective
                       on January 23, 2002 pursuant to Rule 488.




     No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Federated Equity Funds
Federated New Economy Fund


Prospectus/Proxy Statement - Please Vote!

     TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

     Federated Equity Funds (the "Trust") will hold a special meeting of shareholders of Federated New Economy Fund (the "New Economy Fund") on March 22, 2002. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

     Why am I being asked to vote? Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

     How do I vote my shares? You may vote by telephone at 1-800-690-6903 or through the Internet at www.proxyvote.com. You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:

     1. choose to help save the New Economy Fund time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.

     2. do not respond at all, we may contact you by telephone to request that you cast your vote.

     3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization of the New Economy Fund into Federated Capital Appreciation Fund (the "Capital Appreciation Fund").

     Why is the Reorganization being proposed? The Board of Trustees (the "Board") and investment adviser of the Trust believe that the Reorganization is in the best interest of the New Economy Fund and its shareholders.

     The rationale for the Reorganization is that, in the opinion of the investment adviser to the Trust, the long-term viability of the New Economy Fund is questionable because of its exclusive focus on new economy stocks and resulting low asset levels. Despite being more conservative than a "pure" technology fund, the New Economy Fund has been adversely impacted by the recent shift in the economy, whereby new economy principles (such as companies' utilization of new technologies) are important stock price indicators, but are not the only important factors driving stock price movements. The New Economy Fund was launched in September 2000, and subsequent to its launch, it has experienced difficulty in gathering assets.


     Both the New Economy Fund and the Capital Appreciation Fund share the same investment objective (capital appreciation) and have comparable investment policies and strategies. The Board believes that combining the two funds may offer greater investment flexibility and a larger asset base to help absorb operating costs.

How will the Reorganization affect my investment?
o     The investment objective will remain the same.

     o The cash value of your investment will not change. You will receive Class A, B, or C Shares of Capital Appreciation Fund with a total dollar value equal to the total dollar value of your New Economy Fund Class A, B, or C Shares.

o     The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement?
Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is
1-800-341-7400.



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After  careful  consideration,  the Board of Trustees has  unanimously  approved
-------------------------------------------------------------------------------
this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.


                                FEDERATED EQUITY FUNDS

                              Federated New Economy Fund


                       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               TO BE HELD MARCH 22, 2002


     TO SHAREHOLDERS OF FEDERATED NEW ECONOMY FUND, A PORTFOLIO OF FEDERATED EQUITY FUNDS: A special meeting of the shareholders of Federated New Economy Fund (the "New Economy Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on March 22, 2002, for the following purposes:

     1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund (the "Capital Appreciation Fund") would acquire all of the assets of the New Economy Fund in exchange for Class A, B and C shares of the Capital Appreciation Fund to be distributed pro rata by the New Economy Fund to holders of its Class A, B and C shares, in complete liquidation and termination of the New Economy Fund; and

     2. To transact such other business as may properly come before the meeting or any adjournment thereof.



     The Board of Trustees has fixed January 22, 2002 as the record date for determination of shareholders entitled to vote at the meeting.

                                            By Order of the Board of Trustees,




                                                John W. McGonigle
                                                Secretary


January 23, 2002



-------------------------------------------------------------------------------
YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN
THE                                UNITED                                STATES.
-------------------------------------------------------------------------------


                              PROSPECTUS/PROXY STATEMENT

                                   January 23, 2002

                             Acquisition of the assets of

                              FEDERATED NEW ECONOMY FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

                           By and in exchange for Shares of

                          FEDERATED CAPITAL APPRECIATION FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

     This Prospectus/Proxy Statement describes the proposal for Federated New Economy Fund (the "New Economy Fund") to transfer all of its assets to Federated Capital Appreciation Fund (the "Capital Appreciation Fund"), in exchange for shares of the Capital Appreciation Fund (the "Reorganization"). Capital Appreciation Fund Shares will be distributed pro rata by the New Economy Fund to its shareholders in complete liquidation and dissolution of the New Economy Fund. As a result of the Reorganization, each owner of shares of the New Economy Fund will become the owner of Class A, B or C shares of the Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings in the New Economy Fund on the date of the Reorganization (the "Closing Date").

     The investment objectives of both the Capital Appreciation Fund and the New Economy Fund (collectively referred to as the "Funds") are to provide capital appreciation. The New Economy Fund pursues its investment objective by concentrating its portfolio of investments in approximately 40-60 equity securities of "new economy" companies. New economy companies are leaders in aggressively using the Internet, e-commerce, and other network technologies to change the ways in which their goods and services are produced, sold and delivered. The Capital Appreciation Fund pursues its investment objective by investing its assets primarily in common stock of companies with medium and large market capitalizations, also using a "blend" investment style (growth and value style investing). Both Funds invest in convertible securities issued by these companies.

     For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning Class A, B and C Shares of the Capital Appreciation Fund, as compared to Shares of the New Economy Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of Capital Appreciation Fund Shares and Capitalization."

     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Capital Appreciation Fund dated December 31, 2001, which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Capital Appreciation Fund dated December 31, 2001, as well as a Statement of Additional Information dated January 23, 2002 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by Federated Equity Funds ("Trust") with the Securities and Exchange Commission and are incorporated herein by reference. Further information about the Capital Appreciation Fund's performance is contained in the Capital Appreciation Fund's Annual Report for its fiscal year ended October 31, 2001, which is incorporated herein by reference. Copies of these materials, Annual Reports and other information about the Capital Appreciation Fund may be obtained without charge by writing or by calling the Trust at the address and telephone number shown on the previous page.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     SHARES OF THE CAPITAL APPRECIATION FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE CAPITAL APPRECIATION FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE CAPITAL APPRECIATION FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                        Page
 SUMMARY
   Reasons for the Proposed Reorganization
   Comparison of Investment Objectives and Policies
   Comparison of Risks
   Comparative Fee Tables
   Purchase, Redemption and Exchange Procedures; Dividends and Distributions Comparison of Potential Risks and Rewards: Performance Information Service Fees, Advisory Fees and Expense Ratios

INFORMATION ABOUT THE REORGANIZATION
   Comparison of Investment Objectives, Policies and Limitations
   Description of the Plan of Reorganization
   Description of Capital Appreciation Fund Shares and Capitalization Federal Income Tax Consequences
   Comparative Information on Shareholder Rights and Obligations

INFORMATION ABOUT THE CAPITAL APPRECIATION FUND
AND THE NEW ECONOMY FUND
   Capital Appreciation Fund
   New Economy Fund
   About the Proxy Solicitation and the Meeting
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds
   Interests of Certain Persons

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)

                                        SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the New Economy Fund, both dated December 31, 2001, the Prospectus and Statement of Additional Information of the Capital Appreciation Fund, both dated December 31, 2001, and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of the Capital Appreciation Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

     The New Economy Fund was formed to invest in so-called "new economy" companies. New economy companies are leaders in aggressively using the Internet, e-commerce and other network technologies to change the ways in which their goods and services are produced, sold and delivered. The premise for the New Economy Fund's investment strategy was that revenues and earnings of new economy companies would grow faster than other companies because of their greater productivity. The stock prices of these companies, in turn, could be expected to appreciate faster than the broad market.

     Over the past two years, however, it has become clear that while the Internet is an important technology that is changing the economy, this technological change will work through the economy and society gradually and steadily over time instead of creating a rapid transformation. Recently, new economy companies have shown that they are subject to the same cyclical fundamentals as traditional companies; and, in fact, perhaps disproportionately so.

     In light of the broad decline in stock prices of new economy companies this year and the Adviser's assessment of the prospects for those companies, the Trust's Board of Trustees ("Board" or "Trustees") does not expect that the New Economy Fund's investment strategy will produce investment returns in excess of the broader market for the foreseeable future or that the New Economy Fund itself will sell sufficient shares to grow to a viable size. As of October 31, 2001, the net assets of the New Economy Fund were approximately $30.5 million. For the fiscal year ended October 31, 2001, the New Economy Fund's total expenses, before waivers and reimbursements by the Adviser and its affiliates, exceeded 2.69% of average daily net assets of Class A Shares and 3.44% of average daily net assets of Class B and Class C Shares. The Adviser has absorbed a substantial portion of these expenses, thereby reducing total expenses to approximately 1.90% for Class A Shares, and 2.65% for Class B and Class C Shares for the fiscal year ended October 31, 2001. Absent the proposed Reorganization, the expenses for the New Economy Fund will be substantially higher in its next fiscal year if the Fund does not grow in size.

     Accordingly, the Board has determined that a combination of the New Economy Fund and the Capital Appreciation Fund would provide shareholders with the same investment objective and comparable investment policies and strategies, as well as the advantage of a more broadly diversified portfolio of securities in the Capital Appreciation Fund. It would also provide shareholders of the New Economy Fund with a larger asset base to absorb operating costs.


     The Capital Appreciation Fund, which has approximately $1 billion in net assets, is designed to identify the best growth and value opportunities that exist in the large universe of equity securities represented by the S&P 500 Index, and invests across all S&P 500 Index sectors. The Capital Appreciation Fund invests in companies with market capitalization above $2 billion that have demonstrated or seem poised for significant capital appreciation. The Capital Appreciation and New Economy Funds are similar in that they both invest primarily in equity securities of U.S. companies, the performance benchmark of each Fund is the S&P 500 Index, and neither Fund is constrained to investing in any particular capitalization range or according to a particular investment style.


     The primary difference between the two Funds is that the New Economy Fund focuses on selecting new economy companies. New Economy companies include "transforming" companies (traditional companies aggressively utilizing new technologies to gain dominant market share), companies that have specifically been created to capitalize on the opportunities created by technologies in the new economy (such as business to business technology companies) and "enabling" companies (companies created specifically to develop and market new technologies, thus providing critical tools and services to traditional companies, such as Internet website developers or companies providing electronic connectivity). The Capital Appreciation Fund is not seeking to invest in companies with particular characteristics, such as new economy companies. Rather, the Capital Appreciation Fund seeks investment opportunity in assessing the relative attractiveness of mid vs. large capitalization stocks and growth vs. value style characteristics. The Capital Appreciation Fund's Adviser does consider a company's use of new technologies to enhance productivity as a significant factor in its fundamental investment analysis because it is important that all companies be positioning themselves to compete in the new economy. Most companies are now continuously incorporating new technologies and changing business practices in an effort to improve productivity. Another difference between the two Funds is that the New Economy Fund has a more concentrated portfolio. The New Economy Fund typically has between 40 and 60 new economy company stock holdings. The Capital Appreciation Fund is a more broadly diversified portfolio that typically has at least 100 positions.

     The Capital Appreciation Fund has a strong performance history (with an impressive long-term performance track record since 1977) and has a 5 star Overall Morningstar Rating(TM) for its performance as of October 31, 2001, in the domestic equity category out of 4,673 funds.1 The relative performance of the Funds, based on net asset value and the Standard & Poor's 500 Index ("S&P 500") since the inception of the New Economy Fund on September 1, 2000 is as follows:

-----------------------------------------------------------
As of      Capital      Capital      Capital    S&P 500
September  AppreciatioAppreciation Appreciation   Index*
 1, 2000   Fund        Fund Class   Fund Class
           Class A      B Shares     C Shares
             Shares
-----------------------------------------------------------
-----------------------------------------------------------
Total      (21.07)%   (21.67)%     (21.64)%     (25.77)%
Returns

-----------------------------------------------------------

-----------------------------------------------------------
As of      New        New Economy  New Economy  S&P 500
September  Economy        Fund         Fund       Index*
 1, 2000      Fund      Class B      Class C
           Class A       Shares       Shares
             Shares
-----------------------------------------------------------
-----------------------------------------------------------
Total      (41.30)%   (41.67)%     (41.67)%     (25.77)%
Returns

-----------------------------------------------------------

Sources:  Lipper Analytical Services, Inc. and Bloomberg, L.P.
* The S&P 500 is a broad based index.

     In considering the proposed Reorganization, the Board took into consideration a number of factors, including: (1) the compatibility of the Capital Appreciation Fund's and the New Economy Fund's investment objectives, policies and limitations; (2) the comparatively larger size of the Capital Appreciation Fund could result in economies of scale through the spreading of operating costs over a larger asset base; (3) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (4) the Reorganization will not result in the recognition of any gain or loss for Federal income tax purposes either to the Capital Appreciation Fund or the New Economy Fund or to shareholders of the New Economy Fund.

     The Board concluded to recommend that the shareholders of the New Economy Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Trustees who are not interested persons, determined that participation in the transaction was in the best interests of the New Economy Fund's shareholders and that the interests of existing New Economy Fund shareholders would not be diluted as a result of effecting the transaction.

     The Board likewise approved the Reorganization on behalf of the Capital Appreciation Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Trustees who are not interested persons, determined that participation in the transaction was in the best interests of the Capital Appreciation Fund's shareholders and that the interests of existing Capital Appreciation Fund shareholders would not be diluted as a result of effecting the transaction.

     As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the New Economy Fund's shareholders. The tax basis of the shares of the Capital Appreciation Fund received by New Economy Fund shareholders will be the same as the tax basis of their shares in the New Economy Fund.

     Comparison of Investment Objectives and Policies The Funds have the same investment objective of providing capital appreciation. Both are blend funds, in that the Adviser looks for stocks in both the growth and value areas of the market. Growth stocks have the potential to increase their earnings faster than the rest of the market, carry a higher level of risk for the short-term, and generally are priced higher, since higher growth potential means paying a higher price in the market. Value stocks are considered "bargains"; many have records of consistently paying dividends to shareholders, and they are defensive in that they resist the fluctuations associated with growth stocks during periods of volatility.

     Both Funds invest in equity securities, including securities convertible into common stocks. The Funds use convertible securities for downside protection. Downside risk is an estimate that a security will decline in value, taking into account the total range of factors affecting market price.

     The New Economy Fund generally selects securities using a bottom-up approach, (i.e., it searches for outstanding performance of individual stocks before considering the impact of economic or industry trends.) The Adviser looks at companies in which strong price appreciation is expected as a result of substantial revenue or earnings acceleration and/or cost savings resulting from new systems efficiencies or the use of new technologies. The Adviser identifies such companies from research reports, stock screens or personal knowledge of the products and services. As a secondary matter, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company.

     The Capital Appreciation Fund selects securities by looking first at earnings and valuations of securities and price momentum, primarily using research reports and stock screens. It then performs fundamental analysis on selected securities, looking at factors such as a company's management, earnings projections, customers, suppliers and balance sheet.

     The benchmark index for each Fund is the S&P 500, and both Funds invest in securities of issuers in any of the eleven industry sectors in the S&P 500. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Adviser has attempted to limit both Funds' exposure to each industry sector in the S&P 500, by internal policy, which may be changed in the future, to not less than 50% nor more than 200% of the S&P 500's allocation to that sector. However, the Funds differ in that the New Economy Fund may invest more assets in some sectors of the S&P 500 than others, because companies in some industry sectors are further advanced in utilizing new technologies.

     Both Funds have the ability to invest across the entire range of market capitalization, however the Capital Appreciation Fund generally invests in securities of issuers having medium and large market capitalizations, whereas the New Economy Fund generally invests in the stocks of large capitalization companies. As of October 31, 2001, 26 of the New Economy Fund's 45 portfolio holdings were also investments of the Capital Appreciation Fund, which had 112 holdings as of that date.

     The Funds differ in that, as a matter of strategy, the New Economy Fund has more concentrated holdings than the Capital Appreciation Fund, which is more diversified by holding than the New Economy Fund. The New Economy Fund presently has 46 stocks in its portfolio, and attempts to invest in a portfolio of approximately 40-60 securities, compared to 112 in the Capital Appreciation Fund's portfolio. The largest holding in the New Economy Fund is 3.7% of the portfolio, compared to 1.8% for the Capital Appreciation Fund. The largest ten holdings in the New Economy Fund represent 32.8% of the portfolio, versus 14.8% for the Capital Appreciation Fund.

     The Funds are both managed by the Adviser. While the particular investment strategies of the Funds have some differences, the management of each Fund shares the same analytical, trading and other resources and is subject to same investment process disciplines within the Federated Investors, Inc. organization.

Comparison of Risks

     The risks associated with the Capital Appreciation Fund and the New Economy Fund are similar. Both Funds are subject to the risk of general stock market volatility. In addition, both Funds pursue the "blend" style of investing, i.e. employing a combination of growth and value investment styles that may impact their risk characteristics. When one style of investing is in favor, the other style (and associated investments) is generally out of favor. Value stocks may trade at prices below their liquidation or economic worth, (i.e. with low price-to-earnings and price-to-book value ratios), whereas growth stocks typically are riskier investments than value stocks, since they often have higher price/earnings ratios and make little or no dividend payments to shareholders.

     The New Economy Fund could entail greater risk than the Capital Appreciation Fund because its portfolio is smaller and also less diversified by holding. In addition, because of the speed at which innovations are occurring in information technology, it is possible that companies in the New Economy Fund may not anticipate the importance of such innovations and thus may not adopt them. If these innovations are unanswered by companies in the New Economy Fund's portfolio, these companies' stocks may under-perform the stocks of new or existing industry competitors that have developed or embraced such innovations. The Capital Appreciation Fund invests a portion of its portfolio in American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, and therefore matters that impact such companies may affect the Fund's share prices.

Comparative Fee Tables

     Set forth in the tables below is information regarding the fees and expenses incurred by the Class A, B and C Shares of the New Economy Fund and Class A, B and C Shares of the Capital Appreciation Fund as of October 31, 2001, and pro forma fees for the Capital Appreciation Fund after giving effect to the Reorganization.

FEES AND EXPENSES of the Funds' Class A shares


                                                                    Capital       Pro
Shareholder Fees                                          New       Appreciation  Forma
                                                       Economy      Fund          Combined
                                                          Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases       5.50%        5.50%         5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption    0.00%        0.00%         0.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                    None         None          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,    None         None          None
if applicable)
Exchange Fee                                           None         None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                         1.25%2       0.75%         0.75%
Distribution (12b-1) Fee                               None         0.25%         0.25%
Shareholder Services Fee                               0.25%        0.25%3        0.25%
Other Expenses                                         1.19%        0.23%         0.23%
Total Annual Fund Operating Expenses                   2.69%        1.48%         1.48%

1Although not contractually obligated to do so, the distributor and shareholder services provider may waive certain amounts. The Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending
October 31, 2002.

Total Waivers of Fund Expenses                         0.79%        0.25%         0.25%
Total Actual Annual Fund Operating Expenses (after     1.90%        1.23%         1.23%
waivers)


2 The Adviser voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the New Economy Fund (after the anticipated voluntary waiver) was 0.47% for the fiscal year ended October 31, 2001.

3 The Capital Appreciation Fund's Class A Shares has no present intention of paying or accruing the shareholder services fee during the fiscal year ending October 31, 2002.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Funds' Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                 ----------               ---------

                                            Capital
                                 New        Appreciation  Pro Forma
                                 Economy    Fund          Combined
                                 Fund
1 Year
Expenses assuming redemption           $807       $692         $692
Expenses assuming no redemption        $807       $692         $692
3 years
Expenses assuming redemption          $1339       $992         $992
Expenses assuming no redemption       $1339       $992         $992
5 Years
Expenses assuming redemption          $1897      $1314        $1314
Expenses assuming no redemption       $1897      $1314        $1314
10 Years
Expenses assuming redemption          $3406      $2221        $2221
Expenses assuming no redemption       $3406      $2221        $2221


------------------------------------------------------------------------------



FEES AND EXPENSES of the funds' class b shares

                                                           New       Capital
                                                        Economy      Appreciation  Pro Forma
Shareholder Fees                                           Fund      Fund          Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as    None         None          None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption     5.50%        5.50%         5.50%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None         None          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,     None         None          None
if applicable)
Exchange Fee                                            None         None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          1.25%2       0.75%         0.75%
Distribution (12b-1) Fee                                0.75%        0.75%         0.75%
Shareholder Services Fee                                0.25%        0.25%         0.25%
Other Expenses                                          1.19%        0.23%         0.23%
Total Annual Fund Operating Expenses3                   3.44%        1.98%         1.98%

1Although not contractually obligated to do so, the
Adviser waived certain amounts.  These are shown
below along with the net expenses the Funds expect
to pay for the fiscal year ending October 31, 2002.
                                                        0.79%        0.00%         0.00%
Total Waivers of Fund Expenses
Total Actual Annual Fund Operating Expenses (after      2.65%        1.98%         1.98%
waivers)3

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the New Economy Fund (after the anticipated voluntary waiver) was 0.46% for the fiscal year ended October 31, 2001.
3 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.




     EXAMPLE This Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




-------------------------------- ---------            ----------------------
                                           Capital
                                 New       Appreciation
                                 Economy    Fund         Pro Forma
                                 Fund                    Combined


1 Year
Expenses assuming redemption          $897       $751         $751
Expenses assuming no redemption       $347       $201         $201
3 years
Expenses assuming redemption         $1456      $1021        $1021
Expenses assuming no redemption      $1056       $621         $621
5 Years
Expenses assuming redemption         $1988      $1268        $1268
Expenses assuming no redemption      $1788      $1068        $1068
10 Years
Expenses assuming redemption         $3553      $2177        $2177
Expenses assuming no redemption      $3553      $2177        $2177


-------------------------------------------------------------------------------



FEES AND EXPENSES of the funds' class c shares



Shareholder Fees                                           New
                                                                   Capital
                                                        Economy    Appreciation  Pro
                                                           Fund    Fund          Forma
                                                                                 Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases        None       None          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption     1.00%      1.00%         1.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                     None       None          None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed,     None       None          None
if applicable)
Exchange Fee                                            None       None          None

Annual Fund Operating Expenses (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee                                          1.25%2     0.75%         0.75%
Distribution (12b-1) Fee                                0.75%      0.75%         0.75%
Shareholder Services Fee                                0.25%      0.25%         0.25%
Other Expenses                                          1.19%      0.23%         0.23%
Total Annual Fund Operating Expenses                    3.44%      1.98%         1.98%
1. Although not contractually obligated to do so,
the Adviser waived certain amounts.  These are
shown below along with the net expenses the Funds
expect to pay for the fiscal year ending October
31, 2002.
Total Waivers of Fund Expenses                          0.79%      0.00%         0.00%
Total Actual Annual Fund Operating Expenses (after      2.65%      1.98%         1.98%
waivers)

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the New Economy Fund (after the anticipated voluntary waiver) was 0.46% for the fiscal year ended October 31, 2001.





     EXAMPLE This Example is intended to help you compare the cost of investing in the Funds' Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Funds' Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




------------------------------------- ---------           --- --------
                                                Capital
                                      New       Appreciation
                                      Economy   Fund          Pro
                                      Fund                    Forma
                                                              Combined

1 Year
Expenses assuming redemption               $447      $301         $301
Expenses assuming no redemption            $347      $201         $201
3 years
Expenses assuming redemption              $1056      $621         $621
Expenses assuming no redemption           $1056      $621         $621
5 Years
Expenses assuming redemption              $1788     $1068        $1068
Expenses assuming no redemption           $1788     $1068        $1068
10 Years
Expenses assuming redemption              $3721     $2306        $2306
Expenses assuming no redemption           $3721     $2306        $2306

-------------------------------------------------------------------------------

Comparison of Potential Risks and Rewards: Performance Information

     The bar chart and tables below compare the potential risks and rewards of investing in the New Economy Fund and the Capital Appreciation Fund. The Capital Appreciation Fund bar charts provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from the last ten years. The New Economy Fund bar chart provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from the last year. The tables show how each Fund's average annual total returns for the one year, five year, ten year, and since inception periods compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

Keep in mind that past performance does not indicate future results.


RISK/RETURN BAR CHART


Capital Appreciation Fund

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of Capital Appreciation Fund's Class A Shares as of the calendar year-end for each of ten years.

     The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 50%.

     The `x' axis represents calculation periods for the last ten calendar years of the Fund's Class A Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000, The percentages noted are: 27.42%, 11.38%, 11.31%, (0.30)%, 37.17%,
18.39%, 30.62%, 20.07%, 43.39% and (3.76)%.

     Capital Appreciation Fund's Class A Shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was (13.51)%.

Listed below are the highest and lowest quarterly returns for the Capital Appreciation Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Capital Appreciation Fund     Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                27.57% (quarter ended  (15.34)% (quarter ended
                              December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------

Average Annual Total Return Tables


     The following tables represent each Fund's Average Annual Total Returns for the calendar periods ended December 31, 2000. Each of the returns shown reflects applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the New Economy Fund into the Capital Appreciation Fund. If the returns shown below did not reflect applicable sales charges, the returns would have been higher. The tables also show each Fund's total returns averaged over a period of years relative to the S & P 500 and for certain averages of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


     Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

-----------------------------------------------------------
Calendar  New Economy      New     New Economy  S&P 500
 Period       Fund       Economy       Fund       Index1
            Class A       Fund       Class C
             Shares      Class B      Shares
                         Shares
-----------------------------------------------------------
-----------------------------------------------------------
Since     (29.21)%     (25.20)%    (25.95)%     (12.68)%
Inception2
-----------------------------------------------------------

------------------------------------------------------------
Calendar    Capital      Capital      Capital    S&P 500
 Period   Appreciation Appreciation Appreciation   Index1
           Fund Class   Fund Class   Fund Class
            A Shares     B Shares     C Shares
------------------------------------------------------------
------------------------------------------------------------
1 Year    (9.04)%      (9.41)%      (5.35)%      (9.13)%
------------------------------------------------------------
------------------------------------------------------------
5 Year    19.35%       N/A          N/A          18.33%
------------------------------------------------------------
------------------------------------------------------------
10 Year   18.00%       N/A          N/A          17.45%
------------------------------------------------------------
------------------------------------------------------------
Since     N/A          19.54%       19.73%       N/A
Inception3
------------------------------------------------------------

     1The S&P 500 is a broad-based market index. 2The New Economy Fund's since inception date was September 1, 2000. 3The Capital Appreciation Fund's Class A, B and C Shares since inception dates were January 1, 1977, January 4, 1996, and January 4, 1996, respectively.

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

     Procedures for the purchase, redemption and exchange of Class A, B and C Shares of the Capital Appreciation Fund are identical to procedures applicable to the purchase and redemption of Class A, B and C Shares of the New Economy Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the accompanying Prospectus of the Capital Appreciation Fund. Any questions may be directed to the Capital Appreciation Fund at 1-800-341-7400.

Service Fees, Advisory Fees and Expense Ratios

     The service providers and applicable service fees, other than the investment advisory fees, for both Funds are identical. The maximum annual investment advisory fee for the Capital Appreciation Fund is 0.75% of average daily net assets. The maximum annual investment advisory fee for the New Economy Fund is 1.25% of average daily net assets.

     For its fiscal year ended October 31, 2001, the Capital Appreciation Fund's ratio of expenses to average daily net assets was 1.23% for Class A Shares, and 1.98% for both Class B Shares and Class C Shares. During this period the shareholder service provider to the Capital Appreciation Fund voluntarily waived a portion of its shareholder service fees with respect to the Class A Shares only. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 1.48% for Class A Shares of the Capital Appreciation Fund.

     For its fiscal year ending October 31, 2001, the New Economy Fund's projected ratio of expenses to average daily net assets was 1.90% for Class A Shares, and 2.65% for both Class B Shares and Class C Shares. During this period, the Adviser waived the New Economy Fund for certain operating expenses. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 2.69% for Class A Shares and 3.44% for both Class B Shares and Class C Shares. Also, during this period the Adviser will voluntarily waive all of its management fee. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by the Adviser at any time in its discretion.

     Both the New Economy Fund and the Capital Appreciation Fund have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets is 0.25% for Class A Shares, 0.75% for Class B Shares, and 0.75% for Class C Shares of the Capital Appreciation Fund. The Rule 12b-1 fee as a percentage of average daily net assets is 0.00% for Class A Shares, 0.75% for Class B Shares, and 0.75% for Class C Shares of the New Economy Fund.

                         INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Limitations

      The Funds have the same investment objective, which is to provide capital appreciation.

     The investment limitations of the Capital Appreciation Fund and the New Economy Fund are identical.

Description of the Plan of Reorganization

     The Plan provides that on or about the Closing Date (presently expected to be on or about March 22, 2002), the Capital Appreciation Fund will acquire all of the assets of the New Economy Fund in exchange for Class A, B and C Shares of the Capital Appreciation Fund to be distributed pro rata by the New Economy Fund to holders of its Class A, B and C Shares, respectively, in complete liquidation and termination of the New Economy Fund. Shareholders of the New Economy Fund will become shareholders of the Capital Appreciation Fund as of 5:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the Capital Appreciation Fund received by New Economy Fund shareholders as part of the Reorganization will not be subject to a sales load.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the New Economy Fund prior to the Closing Date by the Trust if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Fund.

     The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the New Economy Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

     The foregoing brief summary of the Plan entered into between the Capital Appreciation Fund and the New Economy Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Capital Appreciation Fund Shares and Capitalization

     Class A, B and C Shares of the Capital Appreciation Fund to be issued to shareholders of the New Economy Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Capital Appreciation Fund provided herewith for additional information about Class A, B and C Shares of the Capital Appreciation Fund.

     The following table shows the capitalization of the Capital Appreciation Fund and the New Economy Fund as of January 22, 2002, and on a pro forma basis as of that date:

-----------------------------------------------------------------------------
           New      New      New      Capital   Capital   Capital   Pro
           Economy  Economy  Economy  AppreciatiAppreciatiAppreciatiForma
             Fund     Fund     Fund     Fund      Fund      Fund    Combined
           Class A  Class B  Class C  Class A   Class B   Class C
            Shares   Shares   Shares   Shares    Shares    Shares
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Asset
Value Per
Share
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Shares
Outstanding
-----------------------------------------------------------------------------

Federal Income Tax Consequences

     As a condition to the Reorganization, the Trust will receive an opinion of counsel to the Trust, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

     o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code, and the New Economy Fund and the Capital Appreciation Fund each will be a "party to a reorganization" within the meaning of section 368(a)(1)(C) of the Code;

     o no gain or loss will be recognized by the Capital  Appreciation Fund upon
its  receipt  of  the  New  Economy   Fund's  assets  in  exchange  for  Capital
Appreciation Fund shares;

     o no gain or loss will be recognized by the New Economy Fund upon transfer of its assets to the Capital Appreciation Fund in exchange for Capital Appreciation Fund shares or upon the distribution of the Capital Appreciation Fund shares to the New Economy Fund's shareholders in exchange for their New Economy Fund shares;

     o no gain or loss will be recognized by shareholders of the New Economy Fund upon exchange of their New Economy Fund shares for Capital Appreciation Fund shares;

     o the tax basis of the assets of the New Economy Fund acquired by the Capital Appreciation Fund will be the same as the tax basis of such assets to the New Economy Fund immediately prior to the Reorganization;

     o the tax basis of shares of the Capital Appreciation Fund received by each shareholder of the New Economy Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the New Economy Fund held by such shareholder immediately prior to the Reorganization;

     o the holding period of the New Economy Fund's assets in the hands of the Capital Appreciation Fund will include the period during which those assets were held by the New Economy Fund; and

     o the holding period of Capital Appreciation Fund shares received by each shareholder of the New Economy Fund pursuant to the Plan will include the period during which the New Economy Fund shares exchanged therefor were held by such shareholder, provided the New Economy Fund shares were held as capital assets on the date of the Reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Capital Appreciation Fund, the New Economy Fund or the New Economy Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the New Economy Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholder Rights and Obligations

     The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated April 17, 1984 (Amended and Restated August 15,
1995), under the laws of the Commonwealth of Massachusetts. The rights of shareholders of the New Economy Fund and Capital Appreciation Fund are identical and are set forth in the Declaration of Trust. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund. Shareholders of the Funds are entitled to at least 15 days' notice of any meeting.

       INFORMATION ABOUT THE CAPITAL APPRECIATION FUND AND THE NEW ECONOMY FUND

Capital Appreciation Fund

     Information about the Trust and the Capital Appreciation Fund is contained in the Capital Appreciation Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Capital Appreciation Fund is included in the Capital Appreciation Fund's Statement of Additional Information dated December 31, 2001, which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated January 23, 2002, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Trust, on behalf of the Capital Appreciation Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Trust, on behalf of the Capital Appreciation Fund, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Capital Appreciation Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Capital Appreciation Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.


New Economy Fund


     Information about the New Economy Fund may be found in the New Economy Fund's current Prospectus and Statement of Additional Information, both dated December 31, 2001, which are incorporated herein by reference. Copies of the New Economy Fund's Prospectus and Statement of Additional Information may be obtained without charge from the New Economy Fund by calling 1-800-341-7400 or by writing to the New Economy Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Trust by calling 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh,
Pennsylvania 15237-7000. The New Economy Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the New Economy Fund can be obtained by calling or writing the New Economy Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section.

                   THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
                                 SHAREHOLDERS APPROVE
                       THE AGREEMENT AND PLAN OF REORGANIZATION



About the Proxy Solicitation and the Meeting

     Proxies are being solicited by the Board, on behalf of its portfolio, the New Economy Fund. The proxies will be voted at the special meeting of shareholders of the Trust to be held on March 22, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Trust or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Trust may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


     The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about February 1, 2002, to shareholders of record at the close of business on January 22, 2002 (the "Record Date").


     The Capital Appreciation Fund's annual report, which includes audited financial statements for its fiscal year ended October 31, 2001, was previously mailed to shareholders. The semi-annual reports for the New Economy Fund and the Capital Appreciation Fund, which contain unaudited financial statements for the periods ended April 30, 2001, were also previously mailed to shareholders. The Trust will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Capital Appreciation Fund and the New Economy Fund. Requests for annual reports or semi-annual reports for the Capital Appreciation Fund and the New Economy Fund may be made by writing to the Trust's principal executive offices or by calling the Trust. The Trust's principal executive offices are located at Federated Investors Funds, 5800 Corporate
Drive, Pittsburgh, Pennsylvania 15237-7000. The Trust's toll-free telephone number is 1-800-341-7400.


Proxies, Quorum and Voting at the Special Meeting

     Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Trust is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

     Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

     In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-fourth of the total number of outstanding shares of the New Economy Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

     For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

     If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

     Shareholder approval requires the affirmative vote of more than 50% of the shares of the New Economy Fund entitled to vote.

Share Ownership of the Funds
Officers and Trustees of the Trust own less than 1% of the New Economy Fund's outstanding shares.

     At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the New Economy Fund:

Officers and Trustees of the Trust own less than 1% of the Capital Appreciation Fund's outstanding shares.

     At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Capital Appreciation Fund:


Interests of Certain Persons

     The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.


             OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

     The Trust is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Equity Funds, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

     No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Trust.


-------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE
UNITED                                                                   STATES.
-------------------------------------------------------------------------------

                                By Order of the Board of Trustees,


                                John W. McGonigle
                                Secretary

January 23, 2002

                                                                  EXHIBIT A

                         AGREEMENT AND PLAN OF REORGANIZATION


     AGREEMENT AND PLAN OF REORGANIZATION dated ________, (the "Agreement"), between Federated Equity Funds, a Massachusetts business trust ("Federated Equity Funds"), on behalf of its portfolio, Federated Capital Appreciation Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated Equity Funds, on behalf of its portfolio Federated New Economy Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

     WHEREAS, the Board of Trustees of Federated Equity Funds (the "Trustees") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

     WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"):

     NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

     (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated Equity Funds, having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated Equity Funds shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated Equity Funds and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated Equity Funds transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

     (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated Equity Funds', custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

     (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

     (d)  The  Acquired  Fund  shall   discharge  all  of  its  liabilities  and
obligations on or before the Exchange Date.

     (e) The Exchange Date shall be __________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

     (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     2. Representations and Warranties of the Acquired Fund. Federated Equity -------------------------------------------------------- Funds, on behalf of the
Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund as follows:

     (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

     (b) On the Exchange Date, Federated Equity Funds will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

     3. Representations and Warranties of the Acquiring Fund. Federated Equity ---------------------------------------------------- Funds, on behalf of the
Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

     (a) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

     (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

     4. Acquiring Fund's Conditions Precedent. The obligations of Federated ---------------------------------------- Equity Funds hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

     (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

     (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

     (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Declaration of Trust and By-Laws of Federated Equity Funds

     (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before October 31, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before October 31, 2001 and in the period from said date to and including the Exchange Date.

     5. Acquired Fund's Conditions Precedent. The obligations of Federated Equity Funds hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

     6. Mutual Conditions Precedent. The obligations of both the Acquiring Fund ----------------------------- and the Acquired Fund hereunder shall be subject to the following conditions:

     (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

     (b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code.

     Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

     7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Trustees at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Trustees, make proceeding with this Agreement inadvisable.

     If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Federated Equity Funds, in respect of this Agreement.

     8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Trustees, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Trustees, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

     9. No Survival of Representations. None of the representations and ---------------------------------- warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

     10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

     12. Counterparts. This Agreement may be executed in counterparts, each of ------------ which, when executed and delivered, shall be deemed to be an original.

     IN WITNESS WHEREOF, Federated Equity Funds has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated New Economy Fund



                                    /s/ John W. McGonigle
                                    ------------------------------
                                         John W. McGonigle, Secretary


                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Capital Appreciation Fund



                                    /s/ J Christopher Donahue
                                         J. Christopher Donahue, President



                          STATEMENT OF ADDITIONAL INFORMATION
                                   January 23, 2002


                             Acquisition of the assets of

                              FEDERATED NEW ECONOMY FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000

                           By and in exchange for Shares of

                          FEDERATED CAPITAL APPRECIATION FUND
                         a portfolio of Federated Equity Funds

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                             Telephone No: 1-800-245-5000


     This Statement of Additional Information dated January 23, 2002, is not a prospectus. A Prospectus/Proxy Statement dated January 23, 2002, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Capital Appreciation Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                   TABLE OF CONTENTS


     1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

     2. Statement of Additional Information of Federated New Economy Fund, a portfolio of Federated Equity Funds, dated December 31, 2001.

     3. Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.

     4. Financial Statements of Federated New Economy Fund, a portfolio of Federated Equity Funds, dated October 31, 2001.


                         INFORMATION INCORPORATED BY REFERENCE

     The Statement of Additional Information of Federated New Economy Fund (the " New Economy Fund"), a portfolio of Federated Equity Funds (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A (File No. 2-91090), which was filed with the Securities and Exchange Commission on or about December 20, 2000. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

     The Statement of Additional Information of Federated Capital Appreciation Fund (the "Capital Appreciation Fund"), a portfolio of Federated Equity Funds (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A (File No. 2-91090), which was filed with the Securities and Exchange Commission on or about December 20, 2000. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

     The audited financial statements of the New Economy Fund dated October 31, 2001, are incorporated by reference to the Annual Report to Shareholders of the New Economy Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 21, 2001.

     The audited financial statements of the Capital Appreciation Fund dated October 31, 2001, are incorporated by reference to the Annual Report to Shareholders of the Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 21, 2001.



                                FEDERATED EQUITY FUNDS

                              Federated New Economy Fund



Investment Adviser
FEDERATED INVESTMENT MANAGEMENT COMPANY
Federated Investors Tower
1100 Liberty Avenue
Pittsburgh, PA  15222-3779

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

     Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

     1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)

     1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)

     1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (19)

     1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (19)

     1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (19)


2.   Copy of Amended and Restated By-Laws of the Registrant; (12)
2.1  Copy of Amendment No. 5 to the By-Laws of the Registrant; (18)
2.2  Copy of Amendment No. 6 to the By-Laws of the Registrant; (18)
2.3  Copy of Amendment No.7 to the By-Laws of the Registrant; (18)

3.   Not Applicable

     4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement*

     5. Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)

     5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)

     5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)

     5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)

6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively; (10)

6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund); (14)

6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Capital Appreciation Fund, respectively; (19)

     6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund; (20)

     6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)

6.6 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

     6.7 Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

     6.8 Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

     6.9 Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

     6.10 Conformed copy of Exhibit I to Registrant's Investment Advisory Contract; (22)

     6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated September 1, 2001; (23)

     6.12 Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)

     6.13 Conformed copy of Exhibit H to the Investment Advisory Contract for Federated Large Cap Tech Fund; (23)

     6.14 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunities Fund; (23)

     6.15 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23) 7. Conformed copy of Distributor's Contract of the Registrant;
(10) 7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10) 7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10) 7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10) 7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14) 7.5 Conformed copy of Distributor's Contract (Class B Shares);
(16) 7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19) 7.7 Conformed
copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (10) 7.8 Conformed
copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20) 7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund; (22) 7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550and 811-6269) 7.11 Conformed copy of Amendment to Distributor's Contract of the Registrant; (23)

8.   Not Applicable    ;

9.   Conformed copy of the Custodian Agreement of the Registrant; (6)
9.1  Conformed copy of the Custodian Fee Schedule; (15)

10.  Conformed copy of Distribution Plan of the Registrant; (10)

     10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

     10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)

     10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

     10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares); (14)

     10.5 The responses described in Item 23(e) (xii) are hereby incorporated by reference.

     10.6 Conformed copy of Amendment to the Distribution Plan (Class B Shares);
(16)

10.7 Conformed copies of Exhibits L, M, N & O to the Distribution Plan; (19)

     10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares); (20)

     10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund; (22)

     10.10 Conformed copy of Exhibits D &E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund; (22)

     10.11 Conformed copy of Exhibits F, G & H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund; (22)

     10.12 Conformed copy of Exhibits I, J & K to Registrant's Distribution Plan for Class A, B & C of Federated Aggressive Growth Fund; (22)

     10.12 Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund; (22)

     10.13 Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communication Technology Fund; (22)

     10.14 Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated New Economy Fund; (22)

     10.15 Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund; (22)

     10.16 Conformed copy of Exhibit T to Registrant's Distribution Plan for Class K Shares of Federated Kaufmann Fund; (22)

     10.17 Conformed copy of Exhibits U & V to Registrant's Distribution Plan for Class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; (22)

10.18 Copy of Schedule A to the Distribution Plan; (19)

     10.19 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item (n) of the Federated American Leaders Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704);

     10.20 Conformed copy of Amendment to the Distribution Contract (Class B Shares); (23)

     11. Form of Opinion and Consent of Counsel regarding the legality of shares being issued*

12. Opinion regarding tax consequences of Reorganization (Definitive copy to be filed by Amendment)

13.  Conformed copy of Amended and Restated Shareholder Services Agreement; (15)

     13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

     13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (16)

13.3  Conformed copy of Shareholder Services Agreement (Class B Shares); (16)

     13.4 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

     13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

     13.6 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)

     13.7 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)

     13.8 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)

     14. Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)

     14.1 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP *


15.  Not Applicable

16.  Conformed copy of Power of Attorney; (19)

     16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (19)

16.2 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)

16.3 Conformed copy of Limited Power of Attorney; (19)

17.  Form of Proxy *

-------------------------------------------------------------------------------
*    Filed electronically.

     2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

     3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

     5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

     6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

     7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)

     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

     9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

     10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

     11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996.  (File Nos. 2-91090 and 811-4017)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

     15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

     16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

     17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)

     18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)

     19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

     20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

     21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

     22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)

     23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)



Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                      SIGNATURES

     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on December 21, 2001.


FEDERATED EQUITY FUNDS


                                                By: /s/ G. Andrew Bonnewell
                                                    -----------------------
                                                  G. Andrew Bonnewell
                                                  Assistant Secretary
                                                  Attorney in Fact for John F.
                                                  Donahue
                                                  December 21, 2001


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ G. Andrew Bonnewell       Attorney In Fact          December 21, 2001
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney



     1 Morningstar (Logo here) proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. The Overall Morningstar Rating(TM) is a weighted average of Capital Appreciation Fund's 3-, 5-, and 10- year (if applicable) annual returns in the domestic equity broad asset class. The top 10% of funds in a broad asset class receives 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the next 10% receive 1 star. Ratings are for Capital Appreciation Fund's Class B Shares. For Capital Appreciation Fund's 3-, and 5-year period, as of 10/31/01, the Fund received 4 and 5 stars, out of 4,673 and 2,960 funds, respectively for Class B Shares. Performance for the other classes may be different. Source: Morningstar, Inc.(C)2001. Morningstar does not guarantee the accuracy of this information. Past performance cannot guarantee future results. Morningstar is not affiliated with Federated Investors, Inc.